INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
	Years ended June 30,
	2022	2023	2024
	S$	S$	S$
Income tax payable	107,718	33,986	-

Income tax expense	33,999	-	1,813

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE TO THE EFFECTIVE INCOME TAX RATE BASED ON INCOME BEFORE INCOME TAXES

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the years ended June 30, 2023 and 2024 are as follows:

	Years ended June 30
	2022	2023	2024
	S$	S$	S$
Income (Loss) before income taxes	547,333	(441,746)	(1,464,877)
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	93,047	(75,097)	(249,029)
Tax effect of non-taxable income	(16,585)	(3,786)	(11,345)
Non-deductible expense	-	78,883	260,374
Deferred tax asset not recognized	(31,882)	-	-
Tax exemption	(17,425)	-	-
Others	6,844	-	1,813
Income tax expense	33,999	-	1,813

	Years ended June 30,
	2023	2024
	S$	S$
Tax loss carry forwards	218,220	1,558,790
Deferred tax assets	37,097	264,994
Valuation allowance	(37,097)	(264,994)
Total deferred tax assets, net	-	-